COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Research and development expenses	$ 2,352	$ 2,429
Sales and Marketing expenses	998	830
BIRD Foundation [Member]
Government of grants		278
Research and development expenses		18
Sales and Marketing expenses		$ 180
Provision of royalties	20
Contingent obligation	$ 2,500